Commitments & Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Standby letters of credit :
Maximum undiscounted future payments	$ 13.6
Insurance related [Member]
Standby letters of credit :
Maximum undiscounted future payments	4.9
Other [Member]
Standby letters of credit :
Maximum undiscounted future payments	$ 0.9